Short-Term Investments (Details) - Schedule of short-term investments - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of short-term investments [Abstract]
Beginning balance	$ 13,725,204
Add: purchase wealth management financial products		15,330,660
Less: redemption		(1,801,927)
Accrued investment income (loss)	(470,477)	239,549
Foreign currency translation adjustments	(106,133)	(43,078)
Ending balance of short-term investments	$ 13,148,594	$ 13,725,204